Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

17. RELATED PARTY TRANSACTIONS AND BALANCES

Nature of relationships with related parties

Name	Relationship with the Company
Grow World LPF	Entity controlled by Mr. Lok and Ms. Yao
Grow World II LPF	Entity controlled by Mr. Lok and Ms. Yao
Solomon Capital Fund SPC	Entity controlled by Mr. Lok and Ms. Yao
Tek Fong Group Limited	Entity controlled by Mr. Lok and Ms. Yao
Master Venus Limited	Entity controlled by Mr. Zhang, Mr. Lok and Ms. Yao
Mr. Lok	Shareholder and director of the Company
Ms. Yao	Shareholder and director of SJFZ
Mr. Shing Tak Tam (“Mr. Tam”)	Chief Executive Officer and director of the Company

Related parties transactions

		For the years ended March 31,
Name	Nature	2024	2023	2022
		$’000	$’000	$’000
Grow World LPF	Asset management income	10	40	-
Solomon Capital Fund SPC	Asset management income	815	349	333
Grow World II LPF	Asset management income	46	-	-
Total asset management income		871	389	333

Solomon Capital Asset Management Limited	Expense for referral of customers (included in general and administrative expenses)	-	-	59
Tuoyin Technology Limited	Expense for referral of customers (included in general and administrative expenses)	-	-	136
Tek Fong Group Limited	Expense for referral of customers (included in general and administrative expenses)	-	45	-
Mr. Lok	Expense for referral of customers (included in general and administrative expenses)	-	64	-
Mr. Tam	Expense for referral of customers (included in general and administrative expenses)	-	6	10
Ms. Yao	Expense for referral of customers (included in general and administrative expenses)	-	-	447
Total expense for referral of customers		-	115	652

Tuoyin Technology Limited	Consultancy income (included in other income)	-	-	100
Mr. Lok	Loan interest income	-	-	1

Balance with related parties

Name	Nature	As of March 31,
		2024	2023
		$’000	$’000
Grow World LPF	Receivable from customers	1	40
Grow World II LPF	Receivable from customers	19	-
Solomon Capital Fund SPC	Receivable from customers	200	269
Total receivable from customers		220	309

Solomon Capital Fund SPC	Amount due from related parties	26	36
Master Venus Limited	Amount due from related parties	-	51
Total amount due from related parties		26	87

Mr. Lok	Amount due from a director	-	28
Mr. Lok	Amount due to a director	(3)	-
Ms. Yao	Amount due to a related party	(6)	(6)

Amounts due from (to) related parties and directors are unsecured, non-interest bearing and repayable on demand. These balances are non-trade in nature except for $220,000 (as of March 31, 2023: $309,000) represented asset management income receivables as of March 31, 2024.

Remuneration to senior management for the years ended March 31, 2024, 2023 and 2022 were:

	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000

Salaries and other short term employee benefits	518	706	255
Payments to defined contribution pension schemes	12	11	7
Total	530	717	262